Offerings - Offering: 1	Dec. 01, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued pursuant to the Venu Holding Corporation Amended and Restated 2023 Omnibus Incentive Compensation Plan
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit | $ / shares	10.07
Maximum Aggregate Offering Price	$ 75,525,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,430
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“Common Stock”), of Venu Holding Corporation (the “Registrant”), as the case may be, that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock.Represents shares of Common Stock available for issuance under the Venu Holding Corporation Amended and Restated 2023 Omnibus Incentive Compensation Plan (the “Plan”).Solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant’s Common Stock as reported on the NYSE American LLC on November 28, 2025, which date is within five business days prior to the filing of this Registration Statement.